Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Assets [Line Items]
Fair value of net assets acquired			$ 12,808,197		$ 12,808,197
Goodwill	$ 15,293,646		15,293,646		15,060,197
Amortization expense	1,219,833		1,219,833		93,833
Software and platform development costs	215,412		233,449
Amortization expense	563,000		1,126,000		2,158,167
Goodwill [Member]
Intangible Assets [Line Items]
Goodwill	$ 12,808,197		$ 12,808,197		$ 12,808,197